ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $)	12 Months Ended			1 Months Ended																				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Chengdu Mobile item	Jan. 31, 2011 DMG Chongqing	Dec. 31, 2012 DMG Chongqing	Dec. 31, 2012 Haerbin Mobile item	Dec. 31, 2012 Jilin Mobile item	Dec. 31, 2012 Dalian Mobile item	Dec. 31, 2012 Henan Mobile item	Dec. 31, 2012 Hubei Mobile item	Dec. 31, 2012 Suzhou Mobile item	Dec. 31, 2012 Changzhou Mobile item	Dec. 31, 2012 Ningbo Mobile item	Dec. 31, 2012 Zhongguanguoji	Dec. 31, 2012 VisionChina Media Group Chengdu Mobile	Dec. 31, 2012 VisionChina Media Group Haerbin Mobile	Dec. 31, 2012 VisionChina Media Group Jilin Mobile	Dec. 31, 2012 VisionChina Media Group Dalian Mobile	Dec. 31, 2012 VisionChina Media Group Henan Mobile	Dec. 31, 2012 VisionChina Media Group Hubei Mobile	Dec. 31, 2012 VisionChina Media Group Suzhou Mobile	Dec. 31, 2012 VisionChina Media Group Changzhou Mobile	Dec. 31, 2012 VisionChina Media Group Ningbo Mobile	Dec. 31, 2012 Shenzhen HDTV	Dec. 31, 2012 Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	Dec. 31, 2012 Beijing Huaguangshi Co., Ltd.	Dec. 31, 2012 Beijing Hua Jingshi Media Advertising Co., Ltd.	Dec. 31, 2012 Beijing Hua Meishi Advertising Co., Ltd.	Dec. 31, 2012 Luzhou Huashi	Dec. 31, 2012 Nanjing Hua Meishi Advertising Co., Ltd.	Dec. 31, 2012 Shenzhen Hua Meishi Advertising Co., Ltd.	Dec. 31, 2012 Shenzhen Huashixin Culture Media Co., Ltd.	Dec. 31, 2012 Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	Dec. 31, 2012 Shanghai Junshi Advertising Co., Ltd.	Dec. 31, 2012 Xian Huachangshi	Dec. 31, 2012 Jiangxi Huashi	Dec. 31, 2012 Nanjing Metro Operation Information Service Co., Ltd.	Dec. 31, 2012 DMG Shenzhen	Dec. 31, 2012 Tianjin Metro Operation Information Service Co., Ltd.	Dec. 31, 2012 Dienzhi Advertising (Beijing) Co., Ltd.	Dec. 31, 2012 CDTC	Dec. 31, 2012 Aim	Dec. 31, 2012 Win Prosper Development Limited	Dec. 31, 2012 Century	Dec. 31, 2012 Goldwhite	Dec. 31, 2012 Peak	Dec. 31, 2012 Ahead	Dec. 31, 2012 Vision Best Limited	Dec. 31, 2012 Whole Genius Limited	Dec. 31, 2012 DMG	Dec. 31, 2012 DMG HK	Dec. 31, 2012 Eastlong Technology	Dec. 31, 2012 Huachangshi	Dec. 31, 2012 Shenzhen Huadingshi Digital Technology Co., Ltd.	Dec. 31, 2012 Dienzhi Advertising (Shanghai) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership interest in subsidiaries																																									100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in variable interest entities																								100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in equity method investees			49.00%		46.75%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Percentage of ownership in subsidiary sold				15.00%
Gain on disposal of equity interest in equity method investee	$ 175,903			$ 175,903
Equity interest in subsidiary before disposal of partial interest (as a percent)				61.75%
Voting power in subsidiary before disposal of partial interest (as a percent)				60.00%
Voting power in subsidiary after disposal of partial interest (as a percent)				40.00%
Minimum percentage of votes required to pass a board resolution				50.00%
Summary balance sheet information of DMG Chongqing as of the disposal date
Cash and cash equivalents				158,129
Other assets				538,607
Total liabilities				(331,363)
Total identifiable net assets	10,526,670	11,561,891		365,373
Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received				230,709
Cash and cash equivalents disposed				(158,129)
Net cash inflow arising from disposal of equity interest	$ 72,580			$ 72,580
Number of separate parties forming equity method investees			10			10	10	10	10	10	10	10	10
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights			51.00%			51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%		49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%